LAND USE RIGHTS, NET	12 Months Ended
Feb. 28, 2026
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

7.           LAND USE RIGHTS, NET

Land use rights, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2025	2026
Land use rights	$214,933	$214,933
Accumulated amortization	(24,959)	(29,261)
Foreign exchange difference	(7,094)	4,107
Land use rights, net	$182,880	$189,779

Amortization expenses for land use rights for the years ended February 29, 2024, February 28, 2025 and 2026, were $4,763, $4,211 and $4,302, respectively. The Group expects to recognize $4,432 in amortization expenses for each of the next five years and $167,619 thereafter.